As filed with the Securities and Exchange Commission on
December 17, 2010
Securities Act File No. 033-18781
Investment Company Act File No. 811-5407

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-effective Amendment No. __	☐
Post-effective Amendment No. 36	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 38	☑
TRUST FOR CREDIT UNIONS
(Exact Name of Registrant as Specified in Charter)
4400 Computer Drive,
Westborough, MA 01581
(Address of Principal Executive Offices)
(800) 342-5828
(Registrant’s Telephone Number, including Area Code)
Jay Johnson
Callahan Financial Services, Inc.
1001 Connecticut Avenue NW, Suite 1001,
Washington, DC 20036
(Name and Address of Agent for Service)
With Copies to:
Mary Jo Reilly, Esq.
Drinker Biddle & Reath LLP
One Logan Square
Ste. 2000
Philadelphia, PA 19103-6996
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)

☑	on December 22, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
     This Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), for the sole purpose of designating a new effective date of December 22, 2010 for the previously filed Post-Effective Amendment No. 35 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act. Pursuant to Rule 485(a)(1), Post-Effective Amendment No. 35 would have become effective on December 19, 2010.
     This Post-Effective Amendment No. 36 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 35 under the Securities Act and Amendment No. 37 under the Investment Company Act of 1940, as amended, as filed with the Commission on October 20, 2010. Part C is filed herewith.

PART C
OTHER INFORMATION
Item 28. Exhibits
The following exhibits relating to Trust for Credit Unions are incorporated herein by reference to Post-Effective Amendment No. 16 to Trust for Credit Unions’ Registration Statement on Form N-1A (Accession No. 0000950130-95-002603); to Post-Effective Amendment No. 17 to such Registration Statement (Accession No. 0000950130-96-004149); to Post-Effective Amendment No. 19 to such Registration Statement (Accession No. 0000950130-97-005715); to Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000950123-04-005525); to Post-Effective Amendment No. 28 to such Registration Statement (Accession No. 0000950123-04-014344); to Post-Effective Amendment No. 29 to such Registration Statement (Accession No. 0000950123-05-012758); to Post-Effective Amendment No. 32 to such Registration Statement (Accession No. 0000950123-07-016951); to Post-Effective Amendment No. 33 to such Registration Statement (Accession No. 0000950123-08-018476); to Post-Effective Amendment No. 34 to such Registration Statement (Accession No. 0000950123-09-073628); and to Post-Effective Amendment No. 35 to such Registration Statement (Accession No. 0000950123-10-094632).

(a)(1)	Agreement and Declaration of Trust, dated September 24, 1987, as amended and restated through December 1, 1987, of the Registrant. (Accession No. 0000950130-95-002603)

(2)	Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust dated April 20, 1988. (Accession No. 0000950130-95-002603)

(3)	Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust dated September 21, 1992. (Accession No. 0000950130-95-002603)

(4)	Amendment No. 3 to the Amended and Restated Agreement and Declaration of Trust to Establish and Designate Units of the Target Maturity Portfolio (1996). (Accession No. 0000950130-95-002603)

(5)	Amendment No. 4 to the Amended and Restated Agreement and Declaration of Trust to Establish and Designate Units of the Target Maturity Portfolio (Feb 97), Target Maturity Portfolio (May 97), Target Maturity Portfolio (Aug 97) and Target Maturity Portfolio (Nov 97). (Accession No. 0000950130-95-002603)

(6)	Amendment No. 5 to the Amended and Restated Agreement and Declaration of Trust to Abolish or Liquidate a Series of Units (Target Maturity Portfolio 1996) dated June 28, 1996. (Accession No. 0000950130-96-004149)

(7)	Amendment No. 6 to the Amended and Restated Agreement and Declaration of Trust to Abolish or Liquidate a Series of Units (Target Maturity Portfolio (Feb 97)). (Accession No. 0000950130-97-005715)

(8)	Amendment No. 7 to the Amended and Restated Agreement and Declaration of Trust to Abolish or Liquidate a Series of Units (Target Maturity Portfolio (May 97)). (Accession No. 0000950130-97-005715)

(9)	Amendment No. 8 to the Amended and Restated Agreement and Declaration of Trust to change the name of the units. (Accession No. 0000950123-04-014344)

(b)(1)	By-laws of the Registrant. (Accession No. 0000950130-95-002603)

(2)	Amendment No. 1 dated March 18, 1991 to the By-Laws of the Registrant. (Accession No. 0000950130-96-004149)

(3)	Amendment No. 2 dated January 13, 1997 to the By-Laws of the Registrant. (Accession No. 0000950130-97-005715)

(4)	Amendment No. 3 dated January 12, 2004 to the By-Laws of the Registrant. (Accession No. 0000950123-04-005525)

(5)	Amendment No. 4 dated January 10, 2005 to the By-Laws of the Registrant. (Accession No. 0000950123-05-012758)

(6)	Amendment No. 5 dated January 8, 2007 to the By-Laws of the Registrant. (Accession No. 0000950123-07-016951)

(7)	Amendment No. 6 dated July 9, 2007 to the By-Laws of the Registrant. (Accession No. 0000950123-07-016951)

(c)	Not Applicable

(d)	Advisory Agreement between the Registrant and Goldman Sachs Asset Management, L.P. dated January 14, 2008. (Accession No. 0000950123-08-018476)

(e)	Distribution Agreement between the Registrant and Callahan Financial Services, Inc. dated March 30, 2009. (Accession No. 0000950123-09-073628)

(f)	Not Applicable

(g)	Custodian Services Agreement between the Registrant and PFPC Trust Company dated January 14, 2008. (Accession No. 0000950123-08-018476)

(h)(1)	Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly PFPC Inc.) dated January 15, 2008. (Accession No. 0000950123-08-018476)

(2)	Revised and Restated Administration Agreement between the Registrant and Callahan Credit Union Financial Services Limited Liability Limited Partnership dated March 30, 2009. (Accession No. 0000950123-09-073628)

(3)	Administration and Accounting Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly PFPC Inc.) dated January 14, 2008. (Accession No. 0000950123-08-018476)

(i)	Opinion of Hale and Dorr dated December 18, 1997. (Accession No. 0000950130-97-005715)

(j)	Not Applicable

(k)	Not Applicable

(l)	Subscription Agreement dated April 28, 1988. (Accession No. 0000950130-95-002603)

(m)	Not Applicable

(n)	Not Applicable

(o)	[Reserved]

(p)(1)	Code of Ethics of the Registrant effective June 17, 1991 (as revised October 1, 1995, July 10, 2000, September 30, 2002, January 12, 2004, January 10, 2005 and January 7, 2008, effective January 14, 2008). (Accession No. 0000950123-08-018476)

(2)	Code of Ethics of Callahan Financial Services, Inc. effective June 17, 1991 as revised March 22, 1996, July 10, 2000 and January 10, 2005. (Accession No. 0000950123-05-012758)

(3)	Code of Ethics of Goldman, Sachs & Co., Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International and Goldman Sachs Hedge Fund Strategies LLC, effective January 23, 1991, as revised February 23, 2004. (Accession No. 0000950123-05-012758)

(q)	Powers of Attorney. (Accession No. 0000950123-10-094632)
Item 29. Persons Controlled by or under Common Control with Registrant
Not Applicable.
Item 30. Indemnification
Article VI of the Registrant’s Agreement and Declaration of Trust provides for indemnification of the Registrant’s trustees and officers under certain circumstances.
Paragraph 7 of the Advisory Agreement between the Registrant and Goldman Sachs Asset Management, L.P. provides for indemnification of Goldman Sachs Asset Management, L.P. or, in lieu thereof, contribution by the Registrant under certain circumstances.
Paragraph 7 of the Revised and Restated Administration Agreement between the Registrant and Callahan Credit Union Financial Services Limited Liability Limited Partnership provides for indemnification of Callahan Credit Union Financial Services Limited Liability Limited Partnership or, in lieu thereof, contribution by the Registrant under certain circumstances.
Paragraph 13 of the Administration and Accounting Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. provides for indemnification of BNY Mellon Investment Servicing (US) Inc. under certain circumstances.

Paragraph 6 of the Distribution Agreement between the Registrant and Callahan Financial Services, Inc. provides for indemnification of Callahan Financial Services, Inc. or, in lieu thereof, contribution by the Registrant under certain circumstances.
Paragraph 13 of the Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. provides for indemnification of BNY Mellon Investment Servicing (US) Inc. under certain circumstances.
Paragraph 13 of the Custodian Services Agreement between the Registrant and PFPC Trust Company provides for indemnification of PFPC Trust Company under certain circumstances.
Mutual fund and directors and officers liability policies purchased by the Registrant insure Registrant and its trustees, partners, officers and employees, subject to the policies’ coverage limit and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty to the extent permitted by Section 17(i) of the Investment Company Act of 1940.
Item 31. Business and Other Connections of Investment Adviser
Goldman Sachs Asset Management, L.P. (“GSAM”) is a wholly-owned subsidiary of the Goldman Sachs Group, Inc. and serves as investment adviser to the Registrant. Set forth below are the names, businesses and business addresses of certain managing directors of GSAM who are engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position with	Name and Address of Other	Connection with
the Investment Adviser	Company	Other Company
John S. Weinberg	The Goldman Sachs Group, Inc.	Vice Chairman
Managing Director- GSAM	85 Broad Street
New York, New York 10004

	Goldman, Sachs & Co.	Managing Director
85 Broad Street
New York, New York 10004

Lloyd C. Blankfein	The Goldman Sachs Group, Inc.	Chairman, Chief
Managing Director- GSAM	85 Broad Street	Executive Officer and Director
New York, New York 10004

	Goldman, Sachs & Co.	Managing Director
85 Broad Street
New York, New York 10004
Item 32. Principal Underwriter
(a)	Callahan Financial Services, Inc., a Delaware corporation, does not act as principal underwriter, depositor or investment adviser for any other investment company.

(b)	Set forth below is certain information pertaining to the directors and officers of Callahan Financial Services, Inc.

Positions and Offices
Name and Principal	with Callahan	Positions & Offices
Business Address	Financial Services, Inc.	with Registrant
Charles W. Filson	President	President
Callahan Financial Services, Inc.
1001 Connecticut Avenue,
N.W. Suite 1001
Washington, D.C. 20036-5504

Bob C. Minor	Director	None
Callahan Financial Services, Inc.
4100 Sycamore Street
Chevy Chase, MD 20815

Leigh Anne Terry	Secretary	None
Callahan Financial Services, Inc.
1001 Connecticut Avenue, N.W.
Suite 1001
Washington, D.C. 20036-5504

Jay Johnson	Treasurer	Treasurer
Callahan Financial Services, Inc.
1001 Connecticut Avenue, N.W.
Suite 1001
Washington, D.C. 20036-5504

Ron Daly	Director	None
Digital Mailer
220 Spring Street
Suite 200
Herndon, VA 20170

Randy Karnes	Director	None
CU*Answers
6000 28th Street S.E.
Suite 100
Grand Rapids, MI 49546

Positions and Offices
Name and Principal	with Callahan	Positions & Offices
Business Address	Financial Services, Inc.	with Registrant
Doug Fecher	Director	None
Wright-Patt Credit Union
2455 Executive Park Boulevard
Fairborn, OH 45324
(c)	Not Applicable.
Item 33. Location of Accounts and Records
With respect to the Registrant, (a) the Agreement and Declaration of Trust, By-Laws and minute books of the Registrant are in the physical possession of Drinker Biddle & Reath LLP, One Logan Square, Ste. 2000, Philadelphia, Pennsylvania, 19103, (b) all investment adviser records are in the physical possession of Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282, (c) all administration records are in the physical possession of Callahan Credit Union Financial Services Limited Liability Limited Partnership, 1001 Connecticut Avenue, NW, Suite 1001, Washington, D.C. 20036 and BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, (d) all fund accounting records are in the physical possession of BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, (e) all transfer agency records are in the physical possession of BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809, and (f) all custodian records are in the physical possession of PFPC Trust Company, 8800 Tinicum Boulevard, 4th Floor, Philadelphia, Pennsylvania 19153.
Item 34. Management Services
Not Applicable.
Item 35. Undertakings
Not Applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 36 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, D.C. on the 17th day of December, 2010.

TRUST FOR CREDIT UNIONS

By:	/s/ Jay Johnson Jay Johnson
Treasurer
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 36 to the Registration Statement has been signed below by the following persons in the capacities indicated on December 17, 2010.

Name	Title	Date

*Rudolf J. Hanley
Rudolf J. Hanley	Chairman and Trustee	December 17, 2010

/s/ Charles W. Filson
Charles W. Filson	President (Principal Executive Officer)	December 17, 2010

/s/ Jay Johnson Jay Johnson	Treasurer (Principal Financial and Accounting Officer)	December 17, 2010

*James C. Barr
James C. Barr	Trustee	December 17, 2010

*Robert M. Coen
Robert M. Coen	Trustee	December 17, 2010

*Stanley C. Hollen
Stanley C. Hollen	Vice Chairman and Trustee	December 17, 2010

*Gary Oakland
Gary Oakland	Trustee	December 17, 2010

*Eugene A. O’Rourke
Eugene A. O’Rourke	Trustee	December 17, 2010

*Joe Peek
Joe Peek	Trustee	December 17, 2010

*Wendell A. Sebastian
Wendell A. Sebastian	Trustee	December 17, 2010

By	/s/ Jay Johnson Jay Johnson
Attorney-in-fact

*	Pursuant to a power of attorney incorporated by reference (Accession No. 0000950123-10-094632).

Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com
December 17, 2010
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Trust for Credit Unions (“Registrant”) File Nos. 033-18781 and 811-05407
Ladies and Gentlemen:
     On behalf of the Registrant transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).
     The Amendment is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of designating a new effective date of December 22, 2010 for the Registrant’s Post-Effective Amendment No. 35, which was filed on October 20, 2010 on behalf of the Registrant. Post-Effective Amendment No. 35 was scheduled to become effective on December 19, 2010.
     Questions and comments concerning the Amendment can be directed to the undersigned at (215) 988-2887, or in my absence, Mary Jo Reilly at 215-988-1137.

Very Truly Yours,
/s/ Julie S. Patel
Julie S. Patel

Enclosures

cc:	Mr. Jay Johnson Mary Jo Reilly, Esq.